Schedule of trade and other receivables (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Other receivables		£ 5,822
VAT owed to the Group	70,650	53,796
Prepaid clinical trial costs	336,770
Other prepayments	474,533	230,718
Trade and other receivables	£ 881,953	£ 290,336